PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31,
	2017	2016
Cost:
Computers and peripheral equipment	$212,449	$181,738
Internal use software	37,948	9,882
Office furniture and equipment	12,030	13,982
Leasehold improvements	53,266	48,573

	315,693	254,175
Accumulated depreciation:
Computers and peripheral equipment	163,162	139,066
Internal use software	2,924	-
Office furniture and equipment	6,614	7,847
Leasehold improvements	24,718	19,584

	197,418	166,497

Depreciated cost	$118,275	$87,678